Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income		$ (474,101)	$ 108,418	[1]	$ 135,847	[1]
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of plant and equipment		19,502	31,173	[1]	100,533	[1]
Amortization of right-of-use assets		186,762	198,535	[1]	203,411	[1]
Loss on disposal of plant and equipment				[1]	114,013	[1]
Amortisation of share-based compensation expense		33,334		[1]		[1]
Non cash discount on convertible notes		402,500		[1]		[1]
Provision of expected credit loss allowance			625	[1]	10,777	[1]
Interest expense		778,656	46,179	[1]		[1]
Waiver of related party balance			(88,151)	[1]		[1]
Gain on lease modification		(13,092)		[1]		[1]
Gain on promissory note		(953,861)		[1]		[1]
Directors’ remuneration				[1]	240,000	[1]
Legal and professional fee			27,320	[1]		[1]
(Gain on) Provision for income taxes		(486,706)		[1]	208,141	[1]
Changes in operating assets and liabilities:
Accounts receivable		(39,871)	1,166	[1]	129,922	[1]
Inventories		45,451	(80,665)	[1]	(7,219)	[1]
Deposit and other receivables, net		(2,000,851)	(448,266)	[1]	(15,197)	[1]
Accounts payable		1,126,338	71,362	[1]	58,752	[1]
Accrued liabilities and other payables		(6,750,587)	(51,167)	[1]	190,689	[1]
Contract liabilities		55,552	(1,352,231)	[1]	548,010	[1]
Operating lease liabilities		(204,846)	(230,433)	[1]	(175,132)	[1]
Finance lease liabilities				[1]	(19,476)	[1]
Tax paid		11,746		[1]	(12,170)	[1]
Net cash (used in) provided by operating activities		(8,264,074)	(1,766,135)	[1]	1,710,901	[1]
CASH FLOWS FROM INVESTING ACTIVITY
Purchase of plant and equipment		(53,045)	(69,848)	[1]	(94,452)	[1]
Net cash used in investing activity		(53,045)	(69,848)	[1]	(94,452)	[1]
CASH FLOWS FROM FINANCING ACTIVITIES
Amount due from A SPAC I		140,000	(140,000)	[1]		[1]
Finance lease		(6,446)	(9,317)	[1]	(19,476)	[1]
Other borrowings, net		8,583,597		[1]	128,204	[1]
Issuance of shares (net of reverse capitalization effect)			192,308	[1]		[1]
Interest paid		(677,663)	(24,704)	[1]		[1]
Amount with related parties		508,738	1,863,206	[1]	(1,742,509)	[1]
Subscription receivable		127,564		[1]		[1]
Net cash provided by (used in) financing activities		8,675,790	1,881,493	[1]	(1,633,781)	[1]
Net increase/(decrease) in cash and cash equivalents		358,671	45,510	[1]	(17,332)	[1]
Effect of foreign currency translation on cash and cash equivalents		44,965	(18,962)	[1]	16,124	[1]
Cash and cash equivalents, beginning of year	[1]	54,104	27,556		28,764
Cash and cash equivalents, end of year		457,740	54,104	[1]	27,556	[1]
Supplementary cash flow information:
Taxes paid				[1]	(12,170)	[1]
Interest paid		$ (768,068)	$ (24,704)	[1]	$ (55,469)	[1]

[1]	Re-presented as mentioned in Note 23